Income Tax Expense (Parenthetical) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR		Mar. 31, 2011 Amortization of intangible assets INR	Mar. 31, 2010 Amortization of intangible assets INR	Mar. 31, 2009 Amortization of intangible assets INR
Income Taxes [Line Items]
Deferred income tax benefits on the amortization of intangible assets	$ (27.1)	[1]	(1,207.1)	[1]	(1,318.3)	[1]	(1,574.7)	[1]	(919.1)	(1,281.3)	(1,111.8)
Change in the unrealized net (loss) gain on available for sale securities, tax			(2,402.1)		(2,955.3)		5,021.8

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million, Rs. 1,281.3 million and Rs.919.1 million for fiscals 2009, 2010 and 2011, respectively.